S000101029 [Member] Expense Example - AB Municipal Income Shares C - AB Municipal Income Shares C	Jan. 26, 2026 USD ($) [1]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 97

[1]	The Examples do not include any fees paid at the wrap fee program or fee‑based account level.